Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventories

The Company’s inventories were as follows:

	As of
	September 30, 2013	December 31, 2012
Raw materials and supplies	$34,646	$37,766
Work-in-process	99,119	69,286
Finished goods	75,013	67,326

Total inventories	$208,778	$174,378

The Company’s inventories are as follows:

	As of December 31,
	2012	2011
Raw materials and supplies	$37,766	$21,320
Work-in-process	69,286	93,555
Finished goods	67,326	71,072

Total inventories	$174,378	$185,947